EQUITY	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
EQUITY	NOTE 11 – EQUITY As of June 30, 2024 and December 31, 2023, there were 10,349,266 and 10,142,694 of ordinary shares, $0.00267 par value per share, issued and outstanding.